UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investors Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: November 30,

Date of reporting period: February 28, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS

LARGE CAP GROWTH FUND

FORM N-Q

FEBRUARY 28, 2009

LEGG MASON PARTNERS LARGE CAP GROWTH FUND

Schedule of Investments (unaudited)	February 28, 2009

SHARES	SECURITY	VALUE
COMMON STOCKS - 100.3%
CONSUMER DISCRETIONARY - 15.6%
Internet & Catalog Retail - 7.3%
1,800,000	Amazon.com Inc. *	$116,622,000

Media - 2.4%
2,300,000	Walt Disney Co.	38,571,000

Multiline Retail - 2.4%
1,050,000	Sears Holdings Corp. *	38,598,000

Specialty Retail - 3.5%
2,700,000	Home Depot Inc.	56,403,000

	TOTAL CONSUMER DISCRETIONARY	250,194,000

CONSUMER STAPLES - 11.1%
Beverages - 6.3%
1,300,000	Coca-Cola Co.	53,105,000
1,000,000	PepsiCo Inc.	48,140,000

	Total Beverages	101,245,000

Food & Staples Retailing - 2.1%
1,340,140	CVS Corp.	34,495,204

Household Products - 2.7%
900,000	Procter & Gamble Co.	43,353,000

	TOTAL CONSUMER STAPLES	179,093,204

FINANCIALS - 12.9%
Capital Markets - 4.2%
303,140	BlackRock Inc., Class A Shares	29,346,983
3,000,000	Charles Schwab Corp.	38,130,000

	Total Capital Markets	67,476,983

Diversified Financial Services - 3.8%
2,900,000	Nasdaq OMX Group Inc. *	60,610,000

Insurance - 4.9%
1,000	Berkshire Hathaway Inc., Class A Shares *	78,600,000

	TOTAL FINANCIALS	206,686,983

HEALTH CARE - 23.8%
Biotechnology - 19.0%
1,300,000	Amgen Inc. *	63,609,000
1,250,000	Biogen Idec Inc. *	57,550,000
900,000	Celgene Corp. *	40,257,000
1,100,000	Genentech Inc. *	94,105,000
1,650,000	Vertex Pharmaceuticals Inc. *	49,879,500

	Total Biotechnology	305,400,500

Health Care Equipment & Supplies - 0.6%
169,970	Edwards Lifesciences Corp. *	9,452,032

Pharmaceuticals - 4.2%
1,100,000	Johnson & Johnson	55,000,000
115,860	Roche Holding AG (a)	13,175,353

	Total Pharmaceuticals	68,175,353

	TOTAL HEALTH CARE	383,027,885

INDUSTRIALS - 3.9%
Electrical Equipment - 2.3%
350,000	First Solar Inc. *	37,009,000

Industrial Conglomerates - 1.6%
3,000,000	General Electric Co.	25,530,000

	TOTAL INDUSTRIALS	62,539,000

See Notes to Schedule of Investments.

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LEGG MASON PARTNERS LARGE CAP GROWTH FUND

Schedule of Investments (unaudited) (continued)	February 28, 2009

SHARES	SECURITY	VALUE
INFORMATION TECHNOLOGY - 33.0%
Communications Equipment - 9.1%
3,100,000	Cisco Systems Inc. *	$45,167,000
2,424,350	Juniper Networks Inc. *	34,450,014
2,000,000	QUALCOMM Inc.	66,860,000

	Total Communications Equipment	146,477,014

Internet Software & Services - 10.9%
4,000,000	Akamai Technologies Inc. *	72,360,000
2,700,000	eBay Inc. *	29,349,000
175,000	Google Inc., Class A Shares *	59,148,250
1,000,000	Yahoo! Inc. *	13,230,000

	Total Internet Software & Services	174,087,250

Semiconductors & Semiconductor Equipment - 5.2%
3,600,000	Intel Corp.	45,864,000
4,500,000	NVIDIA Corp. *	37,260,000

	Total Semiconductors & Semiconductor Equipment	83,124,000

Software - 7.8%
2,300,000	Electronic Arts Inc. *	37,513,000
1,900,000	Microsoft Corp.	30,685,000
4,200,000	Red Hat Inc. *	57,498,000

	Total Software	125,696,000

	TOTAL INFORMATION TECHNOLOGY	529,384,264

	TOTAL INVESTMENTS - 100.3% (Cost - $1,853,314,081#)	1,610,925,336
	Liabilities in Excess of Other Assets - (0.3)%	(4,488,787)

	TOTAL NET ASSETS - 100.0%	$1,606,436,549

*	Non-income producing security.

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

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Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Large Cap Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Effective December 1, 2007, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	February 28, 2009	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$1,610,925,336	$1,597,749,983	$13,175,353	—

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At February 28, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$259,507,535
Gross unrealized depreciation	(501,896,280)

Net unrealized depreciation	$(242,388,745)

3. Recent Accounting Pronouncement

Effective December 1, 2008, the Fund adopted Statement of Financial Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161). FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how and why a fund uses derivatives, how such activities are accounted for and their effect on a Fund’s financial position, performance and cash flows.

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: April 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: April 27, 2009

By:	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: April 27, 2009